Invested Assets and Investment Income - Movement in Invested Assets, Net Derivatives and Segregated Funds Net Assets Measured at Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 3
Disclosure of financial assets [line items]
Assets at beginning of period	$ 85,391	$ 83,721
Total gains (losses) included in net income	(1,303)	(964)
Total gains (losses) included in AOCI	106	1,099
Purchases	10,367	9,626
Sales	(6,702)	(3,472)
Settlements	(3,224)	(2,315)
Transfer in	287	2,605
Transfer out	651	(2,939)
Currency movement	5,066	(1,970)
Assets at end of period	90,639	85,391
Change in unrealized gains (losses) on assets still held	(1,488)	(549)
Level 3 | Other invested assets
Disclosure of financial assets [line items]
Assets at beginning of period	33,585	31,069
Total gains (losses) included in net income	1,502	423
Total gains (losses) included in AOCI	14	7
Purchases	4,308	4,760
Sales	(2,007)	(522)
Settlements	(1,187)	(1,219)
Transfer in	0	0
Transfer out	0	(68)
Currency movement	2,251	(865)
Assets at end of period	38,466	33,585
Change in unrealized gains (losses) on assets still held	1,251	647
Level 3 | Derivatives
Disclosure of financial assets [line items]
Assets at beginning of period	(2,166)	(3,188)
Total gains (losses) included in net income	(2,248)	(144)
Total gains (losses) included in AOCI	0	0
Purchases	0	0
Sales	0	0
Settlements	(166)	960
Transfer in	0	0
Transfer out	1,509	165
Currency movement	(164)	41
Assets at end of period	(3,235)	(2,166)
Change in unrealized gains (losses) on assets still held	(2,065)	17
Level 3 | Segregated Funds Net Assets
Disclosure of financial assets [line items]
Assets at beginning of period	3,492	3,985
Total gains (losses) included in net income	119	(97)
Total gains (losses) included in AOCI	(67)	0
Purchases	148	110
Sales	(527)	(466)
Settlements	17	24
Transfer in	0	0
Transfer out	0	(15)
Currency movement	152	(49)
Assets at end of period	3,334	3,492
Change in unrealized gains (losses) on assets still held	(76)	32
Level 3 | FVOCI | Private placements
Disclosure of financial assets [line items]
Assets at beginning of period	7,682	7,828
Total gains (losses) included in net income	(47)	(4)
Total gains (losses) included in AOCI	50	258
Purchases	3,039	1,942
Sales	(1,115)	(497)
Settlements	(1,040)	(1,172)
Transfer in	254	2,546
Transfer out	(624)	(2,907)
Currency movement	565	(312)
Assets at end of period	8,764	7,682
Change in unrealized gains (losses) on assets still held	0	0
Level 3 | FVOCI | Mortgages
Disclosure of financial assets [line items]
Assets at beginning of period	28,473	28,621
Total gains (losses) included in net income	(73)	65
Total gains (losses) included in AOCI	109	830
Purchases	2,243	1,984
Sales	(2,834)	(1,626)
Settlements	(763)	(856)
Transfer in	0	0
Transfer out	0	0
Currency movement	1,637	(545)
Assets at end of period	28,792	28,473
Change in unrealized gains (losses) on assets still held	0	0
Level 3 | FVTPL | Public equities
Disclosure of financial assets [line items]
Assets at beginning of period	41	71
Total gains (losses) included in net income	(3)	0
Total gains (losses) included in AOCI	0	0
Purchases	0	37
Sales	(1)	0
Settlements	0	0
Transfer in	0	0
Transfer out	(36)	(67)
Currency movement	(1)	0
Assets at end of period	0	41
Change in unrealized gains (losses) on assets still held	(3)	0
Level 3 | FVTPL | Private placements
Disclosure of financial assets [line items]
Assets at beginning of period	79	31
Total gains (losses) included in net income	1	44
Total gains (losses) included in AOCI	0	0
Purchases	49	17
Sales	0	0
Settlements	(13)	(1)
Transfer in	29	34
Transfer out	(14)	(47)
Currency movement	5	1
Assets at end of period	136	79
Change in unrealized gains (losses) on assets still held	1	44
Level 3 | FVTPL | Mortgages
Disclosure of financial assets [line items]
Assets at beginning of period	1,055	1,138
Total gains (losses) included in net income	32	37
Total gains (losses) included in AOCI	0	0
Purchases	339	160
Sales	(152)	(239)
Settlements	(38)	(39)
Transfer in	0	0
Transfer out	0	0
Currency movement	3	(2)
Assets at end of period	1,239	1,055
Change in unrealized gains (losses) on assets still held	0	0
Other government and agency | Level 3 | FVOCI | Debt securities
Disclosure of financial assets [line items]
Assets at beginning of period	10	9
Total gains (losses) included in net income	0	0
Total gains (losses) included in AOCI	0	0
Purchases	0	2
Sales	0	0
Settlements	(5)	0
Transfer in	4	0
Transfer out	0	0
Currency movement	1	(1)
Assets at end of period	10	10
Change in unrealized gains (losses) on assets still held	0	0
Corporate | Level 3 | FVOCI | Debt securities
Disclosure of financial assets [line items]
Assets at beginning of period	231	32
Total gains (losses) included in net income	0	0
Total gains (losses) included in AOCI	(33)	3
Purchases	0	178
Sales	0	0
Settlements	(7)	(7)
Transfer in	0	25
Transfer out	(151)	0
Currency movement	4	0
Assets at end of period	44	231
Change in unrealized gains (losses) on assets still held	0	0
Other securitized assets | Level 3 | FVOCI | Debt securities
Disclosure of financial assets [line items]
Assets at beginning of period	21	26
Total gains (losses) included in net income	0	0
Total gains (losses) included in AOCI	33	1
Purchases	0	0
Sales	0	0
Settlements	(22)	(5)
Transfer in	0	0
Transfer out	(33)	0
Currency movement	1	(1)
Assets at end of period	0	21
Change in unrealized gains (losses) on assets still held	0	0
Investment property | Level 3
Disclosure of financial assets [line items]
Assets at beginning of period	10,458	11,417
Total gains (losses) included in net income	(504)	(1,054)
Total gains (losses) included in AOCI	0	0
Purchases	222	416
Sales	(66)	(122)
Settlements	0	0
Transfer in	0	0
Transfer out	0	0
Currency movement	479	(199)
Assets at end of period	10,589	10,458
Change in unrealized gains (losses) on assets still held	(514)	(1,055)
Own use property | Level 3
Disclosure of financial assets [line items]
Assets at beginning of period	2,430	2,682
Total gains (losses) included in net income	(82)	(234)
Total gains (losses) included in AOCI	0	0
Purchases	19	20
Sales	0	0
Settlements	0	0
Transfer in	0	0
Transfer out	0	0
Currency movement	133	(38)
Assets at end of period	2,500	2,430
Change in unrealized gains (losses) on assets still held	(82)	(234)
Invested Assets | Level 3
Disclosure of financial assets [line items]
Assets at beginning of period	84,065	82,924
Total gains (losses) included in net income	826	(723)
Total gains (losses) included in AOCI	173	1,099
Purchases	10,219	9,516
Sales	(6,175)	(3,006)
Settlements	(3,075)	(3,299)
Transfer in	287	2,605
Transfer out	(858)	(3,089)
Currency movement	5,078	(1,962)
Assets at end of period	90,540	84,065
Change in unrealized gains (losses) on assets still held	$ 653	(598)
Private Placement Bonds | Beyond Thirty Years | Level 2
Disclosure of financial assets [line items]
Transfer out		$ (1,771)